ABSOLUTE CREDIT OPPORTUNITIES FUND (the “Fund”)

Supplement dated April 8, 2016 to the Prospectus dated August 1, 2015, as supplemented

All references in the Prospectus to the business address of Mohican Financial Management, LLC are hereby replaced with 21 River Road, Suite 2100, Wilton, CT 06897.

* * *

For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated April 8, 2016 to the Prospectus dated August 1, 2015, as supplemented

All references in the Prospectus to the business address of Mohican Financial Management, LLC are hereby replaced with 21 River Road, Suite 2100, Wilton, CT 06897.

* * *

For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.